CORPORATE BONDS PAYABLE (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)
Short-Term Debt [Line Items]
Interest expense	$ 428,000	$ 3,339,000	$ 6,962,000	$ 6,962,000
Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Interest expense	$ 1,270,000	$ 9,907,000	$ 18,060,000	$ 19,442,000